Condensed Combined Balance Sheets - USD ($) $ in Millions	Apr. 02, 2023	Jan. 01, 2023	Jul. 03, 2022	Apr. 03, 2022	Jan. 02, 2022	Jan. 03, 2021	Dec. 29, 2019
Current assets
Cash and cash equivalents (Note 1)	$ 1,691	$ 1,231			$ 740
Trade receivables, less allowances for credit losses ($38 and $35 as of April 2, 2023 and January 1, 2023, respectively)	2,109	2,122			2,074
Inventories (Notes 1 and 2)	2,222	2,226			1,702
Prepaid expenses and other receivables	242	175			257
Other current assets	175	123			154
Total current assets	6,439	5,877			4,927
Property, plant and equipment, net (Notes 1 and 3)	1,836	1,820			1,827
Intangible assets, net (Notes 1 and 4)	9,837	9,853			10,701
Goodwill (Notes 1 and 4)	9,234	9,185	$ 9,146		9,810	$ 10,326
Deferred taxes on income (Notes 1 and 11)	168	147			189
Restricted cash	7,695	0
Other assets	386	434			475
Total assets	35,595	27,316			27,929
Current liabilities
Accounts payable	1,781	1,829			1,827
Accrued liabilities (Notes 1, 13 and 17)	987	906			1,024
Accrued rebates, returns and promotions (Note 1)	838	862			834
Accrued taxes on income (Note 11)	604	329			357
Total current liabilities	4,210	3,926			4,042
Employee related obligations (Notes 1 and 5)	228	214			302
Long-term debt	7,676	0
Deferred taxes on income (Notes 1 and 11)	2,683	2,428			2,430
Other liabilities	516	727			756
Total liabilities	15,313	7,295			7,530
Commitments and contingencies (Note 13)
Equity
Net investment from Parent (Note 1 and 9)	25,521	25,474			24,872
Accumulated other comprehensive loss (Note 7)	(5,239)	(5,453)			(4,473)
Total equity	20,282	20,021		$ 20,465	20,399	$ 18,356	$ 21,721
Total Liabilities and Equity	$ 35,595	$ 27,316			$ 27,929